Fair Values Of Financial Instruments - Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets Explanatory (Detail)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share	$ 63.43
Sensitivity Analysis Measurement Percentage	100.00%	100.00%
EBITDA Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share	$ 95
EBITDA Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share	$ 100
Sensitivity Analysis Measurement Percentage	100.00%	100.00%
EBITDA Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share	$ 105
WACC Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	100.00%	100.00%
Range 1 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	10.00%	10.00%
Range 2 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	12.20%	12.20%
Range 3 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	15.00%	15.00%
Range 4 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	20.00%	20.00%
Historical volatility for shares, measurement input [member] | WACC Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	97.50%	97.50%
Historical volatility for shares, measurement input [member] | WACC Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	100.00%	100.00%
Historical volatility for shares, measurement input [member] | WACC Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	102.50%	102.50%
Historical volatility for shares, measurement input [member] | Range 1 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share	$ 10.0
Sensitivity Analysis Measurement Percentage	2.50%	2.50%
Historical volatility for shares, measurement input [member] | Range 1 [Member] | EBITDA Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share	$ 48.15
Historical volatility for shares, measurement input [member] | Range 1 [Member] | EBITDA Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share | (per share)	54.88	$ 0.95
Historical volatility for shares, measurement input [member] | Range 1 [Member] | EBITDA Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share | (per share)	$ 62.43	$ 1.08
Historical volatility for shares, measurement input [member] | Range 1 [Member] | WACC Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	467.80%	467.80%
Historical volatility for shares, measurement input [member] | Range 1 [Member] | WACC Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	461.80%	461.80%
Historical volatility for shares, measurement input [member] | Range 1 [Member] | WACC Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	455.90%	455.90%
Historical volatility for shares, measurement input [member] | Range 2 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share	$ 12.2
Sensitivity Analysis Measurement Percentage	3.00%	3.00%
Historical volatility for shares, measurement input [member] | Range 2 [Member] | EBITDA Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share | (per share)	$ 56.30	$ 0.98
Historical volatility for shares, measurement input [member] | Range 2 [Member] | EBITDA Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share | (per share)	63.43	1.10
Historical volatility for shares, measurement input [member] | Range 2 [Member] | EBITDA Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share | (per share)	$ 70.55	$ 1.23
Historical volatility for shares, measurement input [member] | Range 2 [Member] | WACC Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	480.00%	480.00%
Historical volatility for shares, measurement input [member] | Range 2 [Member] | WACC Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	473.80%	473.80%
Historical volatility for shares, measurement input [member] | Range 2 [Member] | WACC Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	467.70%	467.70%
Historical volatility for shares, measurement input [member] | Range 3 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share	$ 15.0
Sensitivity Analysis Measurement Percentage	3.50%	3.50%
Historical volatility for shares, measurement input [member] | Range 3 [Member] | EBITDA Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share | (per share)	$ 66.51	$ 1.16
Historical volatility for shares, measurement input [member] | Range 3 [Member] | EBITDA Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share | (per share)	74.04	1.29
Historical volatility for shares, measurement input [member] | Range 3 [Member] | EBITDA Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share | (per share)	$ 81.58	$ 1.42
Historical volatility for shares, measurement input [member] | Range 3 [Member] | WACC Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	493.30%	493.30%
Historical volatility for shares, measurement input [member] | Range 3 [Member] | WACC Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	486.80%	486.80%
Historical volatility for shares, measurement input [member] | Range 3 [Member] | WACC Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	480.50%	480.50%
Historical volatility for shares, measurement input [member] | Range 4 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share	$ 20.0
Historical volatility for shares, measurement input [member] | Range 4 [Member] | EBITDA Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share | (per share)	83.47	$ 1.45
Historical volatility for shares, measurement input [member] | Range 4 [Member] | EBITDA Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share | (per share)	91.58	1.59
Historical volatility for shares, measurement input [member] | Range 4 [Member] | EBITDA Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share | (per share)	$ 99.70	1.73
EBITDA [Member] | Range 1 [Member] | EBITDA Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 0.84